Note 12 - Supplemental Cash Flows Information	12 Months Ended
Dec. 30, 2012
Cash Flow, Supplemental Disclosures [Text Block]
12. SUPPLEMENTAL CASH FLOWS INFORMATION

Other Cash Flows Information

Cash paid for interest was $1.1 million and $1.1 million during the years ended December 30, 2012 and December 25, 2011, respectively.

Cash paid for income taxes was $386,204 and $185,945 during the years ended December 30, 2012 and December 25, 2011, respectively.

Supplemental Schedule of Non-Cash Operating, Investing, and Financing Activities

None.